Related party transactions	12 Months Ended
Sep. 30, 2022
Related party transactions
Related party transactions

30.    Related party transactions

In the year ended September 30, 2022, Arqit Inc. paid $113,923 (2021: $103,861, 2020: $nil) for the director services of Lt General VL Jamieson who is a director of AQI. All transactions were on an arm’s length basis.

In the year ended September 30, 2022, Arqit Inc. paid $100,575 (2021: $73,398, 2020  $nil) for the director services of General S Wilson who is a director of AQI. All transactions were on an arm’s length basis.

In the year ended September 30, 2022, Arqit Limited paid $5,091 (2021: $11,679, 2020: $7,982) for the Company secretarial and accounting costs of Arqit PTE, a dormant Company owned 50% by D Williams and 50% by D Bestwick. All transactions were on an arm’s length basis.

On August 20, 2021, Arqit Limited entered into a loan agreement whereby D Williams, a director of the Group, loaned the company £2,000,000 at an interest rate of 8%. The loan was repaid on September 17, 2021. During the year ended September 30, 2021 interest of $14,401 and fees of $88,800 were charged on the loan (September 30, 2020: $nil).

On August 20, 2021 Arqit Limited entered into a loan agreement whereby D Bestwick, a director of the Group, loaned the company £2,000,000 at an interest rate of 8%. The loan was repaid on September 17, 2021. During the year ended September 30, 2021 interest of $14,401 and fees of $88,800 were charged on the loan (September 30, 2020: $nil).

In the year ended September 30, 2022, Arqit Limited paid $1,750 (2021: $nil, 2020: $nil) to Notion Capital for professional services, a related party company of Board Director member and Audit Committee Chair Stephen Chandler. All related party transactions were on an arm’s length basis.

As at September 30, 2022, there was an amount owing of $6,574 relating to reimbursement- of an expense to D Williams, a director of the Group. This was fully repaid in October 2022.

As at September 30, 2020, there was a receivable of $20,673 relating to an advance on commission paid to D Williams, a director of the Group. This was fully repaid in December 2020.

There were no further related party transactions.